Property, plant and equipment (Details 1)	12 Months Ended
Dec. 31, 2018
Buildings [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Buildings [member] | Top of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10
Mineral Exploration Wells And Plants [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	UOP
Refining And Chemical Plants [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Refining And Chemical Plants [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	17
Gas Pipelines And Compression Stations [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Gas Pipelines And Compression Stations [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	12
Power plants [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5
Other Plant And Machinery [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	6
Other Plant And Machinery [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	12
Industrial And Commercial Equipment [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5
Industrial And Commercial Equipment [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	25
Other assets [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10
Other assets [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20